[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

April 24, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Mail Stop 10-5

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc.
File Nos. 2-91369; 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940, is a conformed electronic format copy of post-effective amendment number 40 to the Company’s Form N-1A registration statement referenced above (the “Amendment”). The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

By telephone on March 28, 2007, Mark Cowan, a member of the staff of the Commission, provided us with a comment regarding post-effective amendment number 39 to the Company’s registration statement. On behalf of the Company, set forth below is the comment received by the Company and the Company’s responses to that comment:

Please include a concise statement of the functions of the Fair Valuation Committee and the number of committee meetings held during the last fiscal year.

The board of directors of the Company (the “Board”) does not have a standing valuation committee. Instead, the Board has delegated responsibility for carrying out certain functions relating to the valuation of portfolio securities to a committee of GE Asset

Securities and Exchange Commission

April 24, 2008

Management Incorporated (“GEAM”), the investment adviser to the various funds offered by the Company. One of the Company’s directors serves as lead independent director of this committee. We have added disclosure to this effect in the section of the statement of additional information entitled “Management of the Company – Directors and Officers.”

In connection with our response to the aforementioned comment, the Company acknowledges that: (1) the Company is responsible for the adequacy and accuracy of the disclosure in the filings, (2) comments from the Commission staff or changes to disclosure in response to comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and (3) the Company may not assert comments from the Commission staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq.
JoonWon Choe, Esq.
Joseph Carucci